4. Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 2 – Related Party Transactions

During the six months ending February 28, 2021, the Company paid $248,763 in salaries, including socials benefits, to two directors, compared to $232,413 for the six months ending February 28, 2020.

The Company had a balance outstanding at February 28, 2021 and at February 28, 2020 of $223,645, payable to Cannabics, Inc. The advance is due on demand and bears no interest.

The Company had a balance outstanding at February 28, 2021 of $8,147 receivable from a director. The loan is due on demand and bears interest of 3.26%

Note 4 – Related Party Transactions

During the year ended August 31, 2020 and August 31 2019, the Company paid approximately of $595,000 and $515,555 as salary to three of its directors.

Cannabics Inc. (the parent company) balance at August 31, 2020 and at August 31, 2019 was $223,645. The advance is due on demand and bears no interest.